General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
General and Administrative Expenses [Abstract]
General and administrative expenses

15. General and administrative expenses

	December 31, 2017	December 31, 2016	December 31, 2015
Rent	$269,716	$141,957	$17,936
Office expenses	345,986	113,158	18,013
Legal and professional	912,347	643,725	78,660
Consulting fees	405,176	186,437	11,985
Investor relations	113,256	-	-
Salaries	326,770	120,558	6,276
	$2,373,251	$1,205,835	$132,870